CAPITAL MANAGEMENT INVESTMENT TRUST
140 Broadway
New York, New York 10005
(888) 626-3863

April 12, 2011

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
Capital Management Investment Trust (“Registrant”) (File Nos. 33-85242 and 811-08822); on behalf of Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund (“Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Funds’ prospectuses. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectuses that were included in Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission electronically on March 30, 2011, and supplemented on April 4, 2011 pursuant to Rule 497(c).

If you have any questions concerning the foregoing, please call the undersigned at 215-830-8990 extension 101.

Sincerely,
Capital Management Investment Trust

/s/ David F. Ganley

David F. Ganley
Secretary and Assistant Treasurer

cc:	Thomas W. Steed, III, Esq.
Kilpatrick Townsend & Stockton LLP
3737 Glenwood Avenue
Suite 400
Raleigh, North Carolina 27612